Fair Value (Details 1) - Fair Value Level 2 - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Individually analyzed loans, net of related allowance	$ 709,487	$ 94,458
MSRs	$ 787,013	$ 862,593